Expense Example	Oct. 03, 2025 USD ($)
F/m Compoundr High Yield Bond ETF | F/m Compoundr High Yield Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	165
F/m Compoundr U.S. Aggregate Bond ETF | F/m Compoundr U.S. Aggregate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	$ 130